18. INCOME TAXES (Details 1) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets: Current:
Accrued expenses	$ 177,447	$ 184,726
Interest expense	329,942	726,575
Deferred Rent	3,418	11,251
Accrued compensation	829,051	779,967
Other expenses	0	3,649
Long Term:
Capitalized costs	795,318	829,108
Capitalized production costs	1,019,784	219,657
Charitable contributions	388,644	319,091
Net operating losses	16,364,744	5,170,093
Valuation Allowance	(19,902,573)	(8,244,117)
Total deferred tax assets	5,775	14,130
Deferred tax liability:
Prepaid expenses	0	(3,784)
Long term:
Fixed assets	(5,775)	(10,346)
Total net deferred tax assets	$ 0	$ 0